CONCENTRATIONS - Insurance Carriers (Details) - Customer concentration	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Revenue | A
Concentration Risk [Line Items]
Concentration of risk	17.00%	0.00%	0.00%
Revenue | B
Concentration Risk [Line Items]
Concentration of risk	16.00%	12.00%	0.00%
Revenue | C
Concentration Risk [Line Items]
Concentration of risk	11.00%	24.00%	0.00%
Revenue | D
Concentration Risk [Line Items]
Concentration of risk	0.00%	22.00%	0.00%
Revenue | E
Concentration Risk [Line Items]
Concentration of risk	0.00%	19.00%	32.00%
Revenue | F
Concentration Risk [Line Items]
Concentration of risk	0.00%	0.00%	14.00%
Accounts Receivable
Concentration Risk [Line Items]
Concentration of risk	57.30%	71.80%